Document And Entity Information	Oct. 13, 2021
Document Information [Line Items]
Entity, Registrant Name	IMAGEWARE SYSTEMS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 13, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-15757
Entity, Tax Identification Number	33-0224167
Entity, Address, Address Line One	11440 W. Bernardo Court
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92127
City Area Code	858
Local Phone Number	673-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	IWSY
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000941685